Revenue and segment analysis	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
Revenue, operating profit and segment analysis
2 Revenue, operating profit and segment analysis

Accounting policy
The Group’s reported segments are based on the internal reporting structure and financial information provided to the Board.

Adjusted operating profit is the key segmental profit measure used by the Group in assessing performance. Adjusted operating profit is reconciled to operating profit on page 193.

Revenue arises from the provision of products and services under contracts with customers. In all cases, revenue is recognised to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services, and is recognised when the customer obtains control of the goods or service.

Revenue is stated at the transaction price, which includes allowance for anticipated discounts and returns and excludes customer sales taxes and other amounts to be collected on behalf of third-parties.

Where the goods or services promised within a contract are distinct, they are identified as separate performance obligations and are accounted for separately.

Where separate performance obligations are identified, total revenue is allocated on the basis of relative stand-alone selling prices or management’s best estimate of relative value where stand-alone selling prices do not exist. Management estimates may include a cost-plus method or comparable product approach, but must be supported by objective evidence. A residual approach may be applied where it is not possible to derive a reliable management estimate for a specific component.

Our subscription and exhibition related revenue streams require payment in advance of the service being provided. Payment terms offered to customers are in line with the standard in the markets and geographies we operate in, and contracts do not contain significant financing components. Contracts for our transactional electronic revenue streams generally have payments that vary with volume of usage. Other than that, our contracts do not involve variable consideration.

Revenue is recognised for the various categories as follows:

◾
    Subscriptions – revenue comprises income derived from the periodic distribution or update of a product. Subscription revenue is generally invoiced in advance and recognised systematically over the period of the subscription. Recognition is either on a straight-line basis where the transaction involves the transfer of goods and services to the customer in a consistent manner over a specific period of time; or based on the value received by the customer where the goods and services are not delivered in a consistent manner
◾
    Transactional – revenue is recognised when control of the product is passed to the customer or the service has been performed. For exhibitions, revenue primarily comprises income from exhibitors and attendees at exhibitions. Exhibition revenue is recognised on occurrence of the exhibition

RELX is a global provider of information-based analytics and decision tools for professional and business customers. Operating in four major market segments: Risk provides customers with information-based analytics and decision tools that combine public and industry-specific content with advanced technology and algorithms to assist them in evaluating and predicting risk and enhancing operational efficiency; Scientific, Technical & Medical provides information and analytics that help institutions and professionals progress science, advance healthcare and improve performance; Legal provides legal, regulatory and business information and analytics that helps customers increase their productivity, improve decision-making and achieve better outcomes; and Exhibitions is a leading global events business combining face-to-face with data and digital tools to help customers learn about markets, source products and complete transactions.

ANALYSIS BY BUSINESS SEGMENT	Revenue			Adjusted operating profit
	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m
Risk	2,474	2,417	2,316	915	894	853
Scientific, Technical & Medical	2,649	2,692	2,637	1,001	1,021	982
Legal	1,587	1,639	1,652	326	330	330
Exhibitions*	534	362	1,269	10	(164)	331
Sub-total	7,244	7,110	7,874	2,252	2,081	2,496
Unallocated items**	–	–	–	(42)	(5)	(5)
Total	7,244	7,110	7,874	2,210	2,076	2,491

*	Exceptional costs excluded from adjusted operating profit in 2020 are disclosed on page 147.

**	Includes a £35m one-off charge relating to reductions in our corporate real estate footprint.

2021	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,957	1,215	1,049	100	4,321
Europe*	342	602	341	187	1,472
Rest of world	175	832	197	247	1,451
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by format
Electronic	2,453	2,334	1,385	58	6,230
Face-to-face	13	2	9	476	500
Print	8	313	193	–	514
Total revenue	2,474	2,649	1,587	534	7,244

Revenue by type
Subscriptions	989	1,970	1,255	–	4,214
Transactional	1,485	679	332	534	3,030
Total revenue	2,474	2,649	1,587	534	7,244

*	Europe includes revenue of £476m from the United Kingdom (2020: £464m; 2019: £529m).

2020	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,921	1,224	1,119	43	4,307
Europe	327	621	338	83	1,369
Rest of world	169	847	182	236	1,434
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by format
Electronic	2,387	2,326	1,422	44	6,179
Face-to-face	19	1	7	318	345
Print	11	365	210	–	586
Total revenue	2,417	2,692	1,639	362	7,110

Revenue by type
Subscriptions	944	2,048	1,287	–	4,279
Transactional	1,473	644	352	362	2,831
Total revenue	2,417	2,692	1,639	362	7,110

2019	Risk	Scientific, Technical & Medical	Legal	Exhibitions	Total
Revenue by geographical market
North America	1,843	1,182	1,118	248	4,391
Europe	317	635	340	508	1,800
Rest of world	156	820	194	513	1,683
Total revenue	2,316	2,637	1,652	1,269	7,874

Revenue by format
Electronic	2,264	2,214	1,400	51	5,929
Face-to-face	25	8	9	1,218	1,260
Print	27	415	243	–	685
Total revenue	2,316	2,637	1,652	1,269	7,874

Revenue by type
Subscriptions	872	1,970	1,287	–	4,129
Transactional	1,444	667	365	1,269	3,745
Total revenue	2,316	2,637	1,652	1,269	7,874
Over half of RELX’s revenue comes from subscription arrangements, and revenue for these is generally recognised on a straight-line basis over the time period covered by the agreement, in line with the provision of services. There are a number of multi-year contracts, mainly in Risk, where revenue is recognised on the achievement of delivery milestones or other specified performance obligations. As at 31 December 2021, the aggregate amount of the transaction price of such contracts which relates to performance obligations which have not yet been delivered was approximately £95m (2020: £146m). It is expected that revenue will be recognised in relation to this amount over the next six years.

ANALYSIS OF REVENUE BY GEOGRAPHICAL ORIGIN	2021 £m	2020 £m	2019 £m
North America	4,204	4,192	4,308
Europe	2,547	2,436	2,832
Rest of world	493	482	734
Total	7,244	7,110	7,874
Revenue by geographical origin from the United Kingdom in 2021 was £1,248m (2020: £1,176m; 2019: £1,320m).

ANALYSIS BY BUSINESS SEGMENT	Expenditure on
	acquired goodwill and			Capital expenditure			Amortisation of acquired			Total depreciation and
	intangible assets			additions			intangible assets			other amortisation
	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m	2021 £m	2020 £m	2019 £m
Risk	208	822	47	83	93	96	186	192	170	93	98	89
Scientific, Technical & Medical	58	169	65	87	94	104	63	65	62	144	148	136
Legal	12	–	139	145	153	155	27	68	24	220	210	178
Exhibitions	9	6	251	24	24	26	22	51	39	30	73	41
Total	287	997	502	339	364	381	298	376	295	487	529	444
Capital expenditure comprises additions to property, plant and equipment and internally developed intangible assets.
Amortisation of acquired intangible assets includes amounts in respect of joint ventures of £1m (2020: nil; 2019: £1m) in Exhibitions.
Depreciation and other amortisation includes depreciation on property, plant and equipment and right-of-use assets and amortisation of internally developed intangible assets and pre-publication costs. In 2020, £38m of depreciation and other amortisation was classified as exceptional in Exhibitions. Excluding this amount gives total depreciation and other amortisation of £491m for 2020.

ANALYSIS OF NON-CURRENT ASSETS BY GEOGRAPHICAL LOCATION	2021 £m	2020 £m	2019 £m
North America	8,657	8,940	8,365
Europe	2,123	2,058	2,156
Rest of world	413	418	481
Total	11,193	11,416	11,002
Non-current assets held in the United Kingdom totalled £1,299m (2020: £1,158m; 2019: £1,248m). Non-current assets by geographical location exclude amounts relating to deferred tax, pension assets and derivative financial instruments.
Operating profit is reconciled to adjusted operating profit as follows:

RECONCILIATION OF OPERATING PROFIT TO ADJUSTED OPERATING PROFIT	2021 £m	2020 £m	2019 £m
Operating profit	1,884	1,525	2,101
Adjustments:
Amortisation of acquired intangible assets	298	376	295
Acquisition-related items	21	(12)	84
Reclassification of tax in joint ventures	7	5	12
Reclassification of finance income in joint ventures	–	(1)	(1)
Exceptional costs in Exhibitions	–	183	–
Adjusted operating profit	2,210	2,076	2,491
Acquisition-related items in the year included a gain of £27m (2020: £76m) from the revaluation of a put and call option arrangement relating to a non-controlling interest in a subsidiary within Legal.
A £35m one-off charge relating to reductions in our corporate real estate footprint has been recorded. This primarily includes a property related provision of £20m and an impairment of right-of-use assets of £14m.
In 2020, Exhibitions incurred exceptional costs of £183m. Of the £183m exceptional costs, £135m were cash costs, of which £52m were paid in 2021 (2020: £51m). All costs were included within administration and other expenses in the income statement.
The share of post-tax results of joint ventures of £29m (2020: £15m; 2019: £41m) included in operating profit comprised £4m (2020: £1m; 2019: £2m) relating to Risk, £6m (2020: £4m; 2019: £3m) relating to Legal and £19m (2020: £10m; 2019: £36m) relating to Exhibitions.